Share-based payments - Additional Information (Detail)																																3 Months Ended		12 Months Ended
	Mar. 11, 2026 shares	Feb. 03, 2026 shares	Jan. 27, 2026 shares	Jan. 15, 2026 shares	Dec. 22, 2025 USD ($) shares	Dec. 08, 2025 shares	Nov. 28, 2025 shares	Nov. 03, 2025 shares	Sep. 03, 2025 shares	Jul. 25, 2025 shares	Jul. 20, 2025 shares $ / shares	Jun. 27, 2025 shares	Jun. 05, 2025 USD ($) shares	Jan. 24, 2025 USD ($) shares $ / shares	Jan. 06, 2025 USD ($) shares	Dec. 23, 2024 shares	Dec. 04, 2024 USD ($) shares	Nov. 07, 2024 USD ($) shares	Oct. 25, 2024 USD ($) shares	Oct. 11, 2024 shares	Oct. 09, 2024 USD ($) shares	Aug. 12, 2024 USD ($) shares	Jul. 01, 2024 USD ($) shares	Jun. 20, 2024 USD ($) shares	Jun. 14, 2024 shares	May 23, 2024 USD ($) shares	Oct. 11, 2023 USD ($) shares	May 11, 2023 USD ($) shares	Sep. 16, 2022 USD ($) shares	Aug. 15, 2022 shares	Feb. 15, 2022 USD ($) shares	Mar. 31, 2026 USD ($) shares $ / shares	Mar. 31, 2025 USD ($)	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2015 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercised in share-based payment arrangement | shares														10,000																		0		10,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares														$ 4.00																		$ 0.00		$ 4.00
Proceeds from exercise of options																																$ 0	$ 40,000
Number of share options expired in share-based payment arrangement | shares																																0		828,125
Number of share options forfeited in share-based payment arrangement | shares											828,125
Percentage of common share issuance to diluted share capital																																10.00%
Percentage of share option issued and outstanding capital at date of grant																																10.00%
Percentage of aggregate number of option granted																																5.00%
Weighted average unexercised price of share options forfeited in share-based payment arrangement | $ / shares											$ 9.72
Consultant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share option granted																																2.00%
Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share option granted																																2.00%
Deferred Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments forfeited in share-based payment arrangement | shares																																					141,667
Weighted average fair value at measurement date, share options granted					$ 1.97								$ 1.69									$ 15.00		$ 16.00		$ 16.00	$ 16.00	$ 16.00	$ 16.00		$ 16.00	$ 10.00
Expense from share-based payment transactions																																$ 367,994	751,359
Number of share options exercised in share-based payment arrangement | shares																																74,000		962,500
Number of share options forfeited in share-based payment arrangement | shares																																			7,292
Number of other equity instruments outstanding in share-based payment arrangement | shares																																3,732,083		3,806,083	4,102,083
Number of other equity instruments vested in share based payment arrangement | shares																																2,956,355					83,333
Number of other equity instruments granted in share-based payment arrangement | shares					367,500				50,000				299,000									250,000		187,500		312,500	87,500	225,000	1,250,000		862,500	0		666,500			1,675,000
Number of other equity instruments exercised or vested in share-based payment arrangement | shares	49,000			25,000				62,500		250,000						5,208				62,500				125,000	62,500							74,000		962,500			1,116,667
Number of other equity instruments exercised in share based payment arrangement | shares																																					166,667
Number of other equity instruments to be vested in share based payment arrangement | shares																																					416,666
Number of other equity instruments expired in share-based payment arrangement | shares																														506,250
Share-based compensation expenses recovered included in exploration and evaluation assets																																$ 1,243	1,243
Expense from equity-settled share-based payment transactions																																366,751	750,116
Deferred Stock Units [Member] | Vesting In Four Installments [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																											25,000
Deferred Stock Units [Member] | Yet To Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																								62,500
Deferred Stock Units [Member] | Immediately Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																								12,500
Deferred Stock Units [Member] | Four equal installments annually [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																								50,000
Deferred Stock Units [Member] | December 31, 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option																																6,217	6,217
Expense from share based payment transactions																																4,974	4,974
Deferred Stock Units [Member] | August 15, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option																																0
Deferred Stock Units [Member] | February 15, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amortization expenses for share option																																	38,468
Deferred Stock Units [Member] | October 11, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																0	0
Deferred Stock Units [Member] | June 20, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised in share based payment arrangement | shares										125,000
Expense from share based payment transactions																																53,416	102,731
Deferred Stock Units [Member] | August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																73,429	603,943
Deferred Stock Units [Member] | June 5, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																0	0
Deferred Stock Units [Member] | December 22, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																234,932	0
Deferred Stock Units [Member] | September 16, 2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																																		475,000		25,000
Deferred Stock Units [Member] | Exploration and evaluation assets [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share option capitalized																																$ 1,243	1,243
Restricted share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments forfeited in share-based payment arrangement | shares							275,000																											275,000
Weighted average fair value at measurement date, share options granted					$ 1.97										$ 8.24		$ 13.21	$ 15.00	$ 15.00		$ 15.00	$ 15	$ 15.00
Number of share options exercised in share-based payment arrangement | shares																																287,500		900,000
Number of other equity instruments outstanding in share-based payment arrangement | shares																																4,759,425		5,046,925	4,425,625
Number of other equity instruments vested in share based payment arrangement | shares																																3,698,575
Number of other equity instruments granted in share-based payment arrangement | shares					1,285,300										511,000		120,000	275,000	500,000		387,500	87,500	3,087,500									0		1,796,300
Number of other equity instruments exercised or vested in share-based payment arrangement | shares						50,000	100,000																									287,500		900,000
Number of other equity instruments exercised in share based payment arrangement | shares	100,000	25,000	37,500			50,000						100,000							500,000
Share-based compensation expenses recovered included in exploration and evaluation assets																																$ 189,151	1,335,325
Expense from equity-settled share-based payment transactions																																$ 1,296,681	14,232,883
Description of vesting requirements for share-based payment arrangement																																100,000 vested immediately and the remaining 175,000 vest on the earlier of (i) the lock-up conditions related to an initial public offering lapsing: and (ii) one year from the completion of an initial public offering of the Company.
Estimated fair value of grant																																$ 189,151	0
Restricted share units [member] | Immediately Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																		100,000
Restricted share units [member] | Earlier Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																		175,000
Restricted share units [member] | August 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																0	246,361
Restricted share units [member] | December 22, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																1,246,744	0
Expense from equity-settled share-based payment transactions																																$ 1,057,593	0
Restricted share units [member] | July 1, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement | shares																																125,000
Expense from share based payment transactions																																$ 0	7,911,004
Share-based compensation expenses recovered included in exploration and evaluation assets																																0	1,088,964
Expense from equity-settled share-based payment transactions																																0	6,822,040
Restricted share units [member] | October 9, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised in share based payment arrangement | shares																																		100,000
Expense from share based payment transactions																																239,088	1,315,971
Restricted share units [member] | October 25, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																0	2,636,841
Restricted share units [member] | November 7, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																0	610,465
Restricted share units [member] | December 4, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																0	0
Restricted share units [member] | January 6, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																0	2,847,566
Restricted share units [member] | March 31, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share based payment transactions																																$ 1,485,832	$ 15,568,208
Closing market price [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares														$ 5.72
Proceeds from exercise of options														$ 40,000